Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,121,238	12,699,668
Common stock, shares outstanding	18,121,238	12,699,668
Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		12,699,668	7,238,767
Common stock, shares outstanding		12,699,668	7,238,767